SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - HKD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Receivables [Abstract]
Balance	$ 1,080,870	$ 855,652
Additional allowance for expected credit losses	218,938	43,932
Foreign translation adjustment	2,715	(570)
Balance	$ 1,302,523	$ 899,014